Note 17 - Tangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Tangible assets Abstract
Tangible assets Breakdown by type of asset, Cost value, amortisations and impairments
Tangible assets: Breakdown by type of assets and changes in the year 2020. (Millions of Euros)
					Right to use asset		Investment properties	Assets leased out under an operating lease	Total
	Notes	Land and buildings	Work in progress	Furniture, fixtures and vehicles	Own use	Investment properties

Cost
Balance at the beginning		6.001	56	6.351	3.516	101	216	337	16.578
Additions		157	54	255	183	-	2	-	651
Retirements		(10)	(23)	(294)	(157)	(3)	(11)	-	(498)
Companies held for sale (*)		(925)	(31)	(366)	(294)	-	-	-	(1.616)
Transfers		(248)	(2)	(5)	(60)	25	18	-	(272)
Exchange difference and other		(595)	(2)	(426)	(127)	-	(24)	8	(1.166)
Balance at the end		4.380	52	5.515	3.061	123	201	345	13.677

Accrued depreciation
Balance at the beginning		1.253	-	4.344	370	11	15	74	6.067
Additions	45	83	-	370	312	12	3	1	781
Additions transfer to discontinued operations (*)		24	-	20	32	-	-	-	76
Retirements		(2)	-	(248)	(10)	-	-	-	(260)
Companies held for sale (*)		(373)	-	(321)	(71)	-	-	-	(765)
Transfers		(42)	-	(12)	(9)	4	1	-	(58)
Exchange difference and other		(110)	-	(294)	(42)	-	(3)	(21)	(470)
Balance at the end		833	-	3.859	582	27	16	54	5.371

Impairment
Balance at the beginning		212	-	-	191	14	26	-	443
Additions	49	18	-	26	68	12	1	-	125
Companies held for sale (*)		(8)	-	-	-	-	-	-	(8)
Transfers		(68)	-	-	10	-	7	-	(51)
Exchange difference and other		(5)	-	(26)	5	-	-	-	(26)
Balance at the end		149	-	-	274	26	34	-	483

Net tangible assets

Balance at the beginning		4.536	56	2.007	2.955	76	175	263	10.068
Balance at the end		3.398	52	1.656	2.205	70	151	291	7.823

Tangible Assets By Spanish And Foreign Subsidiaries Net Assets Values
Tangible assets by Spanish and foreign subsidiaries. Net assets values (Millions of euros)
	2020	2019	2018
BBVA and Spanish subsidiaries	4.294	4.865	2.705
Foreign subsidiaries	3.529	5.203	4.524
Total	7.823	10.068	7.229